Financial risk management (Details 1) $ in Thousands	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Reserve of exchange differences on translation	$ 1,400	$ 1,400	$ 1,400
Currency risk [member] | Communaute Financiere Africaine franc [Member]
Closing foreign exchange rate | Number	547.53	623.3
Reserve of exchange differences on translation	$ (1,723)	$ 365
Currency risk [member] | Euro [member]
Closing foreign exchange rate | Number	0.8347	0.949
Reserve of exchange differences on translation	$ 940	$ 654
Currency risk [member] | South African rand [member]
Closing foreign exchange rate | Number	12.36	13.65
Reserve of exchange differences on translation	$ (8)	$ (61)
Currency risk [member] | British pound [member]
Closing foreign exchange rate | Number	0.74	0.81
Reserve of exchange differences on translation	$ 1	$ (62)
Kibali Jersey Limited [member] | Currency risk [member] | Euro [member]
Closing foreign exchange rate | Number	0.83382	0.94868	0.91525
Reserve of exchange differences on translation	$ (28)	$ (83)	$ (47)
Kibali Jersey Limited [member] | Currency risk [member] | South African rand [member]
Closing foreign exchange rate | Number	12.34503	13.71502	15.45369
Reserve of exchange differences on translation	$ (100)	$ (67)	$ (204)